PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Receivables from third-party purchasers	$ 16,510,091
Amount due from third parties	4,917,068
Advance to suppliers	2,475,752
Prepaid rental expenses and other deposits	865,219
Advance to employees	245,897
Prepaid professional service fee	34,002	$ 227,110
Other current assets	233,405
Prepaid expenses and other current assets	$ 25,281,434	$ 227,110